Salaries and other employee expenses - Schedule of restricted stock units granted to certain executives (Details) - Restricted Stocks $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Aggregate intrinsic value, outstanding | $	$ 2,769
Aggregate intrinsic value, expected to vest | $	$ 2,769
Key management personnel of entity or parent
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares, outstanding at beginning (in shares) | shares	134,175	107,529	81,343
Granted (in shares) | shares	298,951	63,056	75,796
Forfeited (in usd per share) | shares	(346)		(1,311)
Vested (in shares) | shares	(152,305)	(36,410)	(48,299)
Number of shares, outstanding at end (in shares) | shares	280,475	134,175	107,529
Expected to vest (in shares) | shares	280,475
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	$ 13.80	$ 14.99	$ 17.94
Granted (in usd per share) | $ / shares	15.36	13.03	13.33
Forfeited (in usd per share) | $ / shares	14.95		14.51
Vested (in usd per share) | $ / shares	15.57	15.97	17.35
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	14.50	$ 13.80	$ 14.99
Weighted average grand date fair value, expected to vest | $ / shares	$ 14.50
Weighted average remaining contractual term, outstanding	1 year 11 months 26 days
Weighted average remaining contractual term, expected to vest	1 year 11 months 26 days